                             STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Institutional Funds, Inc.
    1345 Avenue of the Americas
    New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):                                  /x/


3.  Investment Company Act File Number:

         811-08403

    Securities Act File Number:

         333-37177


4(a).    Last day of fiscal year for which this Form is filed:

              October 31, 1998


4(b).  / /    Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).  / /    Check box if this is the last time the issuer will
              be filing this Form.

5.  Calculation of registration fee:

                                    Alliance                    Alliance Real
                                    Premier       Alliance      Estate
                                    Growth        Quasar        Investment
                                    Institutional Institutional Institutional
                                    Fund          Fund          Fund

    (i)    Aggregate sale price of
           securities sold during
           the fiscal year
           pursuant to section
           24(f):                     $60,619,603   $33,012,432   $24,435,155

    (ii)   Aggregate price of
           securities redeemed or
           repurchased during the
           fiscal year:                $5,080,563    $7,797,767    $1,965,003

    (iii)  Aggregate price of
           securities redeemed or
           repurchased during any
           prior fiscal year
           ending no earlier than
           October 11, 1995 that
           were not previously
           used to reduce
           registration fees
           payable to the
           Commission:                       $N/A         $ N/A         $ N/A

    (iv)   Total available
           redemption credits [add
           Items 5(ii) and
           5(iii)]:                    $5,080,563    $7,797,767    $1,965,003

    (v)    Net sales - if Item
           5(i) is greater than
           Item 5(iv) [subtract
           Item 5(iv) from 5(i)]:     $55,539,040   $25,214,665   $22,470,152

    (vi)   Redemption credits
           available for use in
           future years - if Item
           5(i) is less than Item
           5(iv) [subtract Item
           5(iv) from Item 5(i)]:                        ($-0-)        ($-0-)
                                     ($-0-)

    (vii)  Multiplier for
           determining
           registration fee (See
           Instruction C.9):            x$.000278     x$.000278     x$.000278

    (viii) Registration fee due
           [multiply Item 5(v) by
           Item 5(vii)] (enter "0"
           if no fee is due):         =$15,439.85    =$7,009.68    =$6,246.70


6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
    (number of shares or other units) deducted here:          N/A

    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
    state that number here:                                   N/A


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
    D):                                                     +$N/A


8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii)plus line 7]:           =$28,696.23


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 28, 1999

    Method of Delivery:

              /x/  Wire Transfer
              / /  Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/ Domenick Pugliese
                                  ______________________
                                  Assistant Secretary

Date January 28, 1999

*Please print the name and title of the signing officer below the signature.






































                                4
00250237.AJ9